Consolidated balance sheets - EUR (€)	Mar. 31, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents	€ 958,788,000	€ 2,145,632,000
Trade accounts receivable, less allowance for doubtful accounts of 474,891 in 2017 and 482,461 in 2016	3,856,891,000	3,337,706,000
Accounts receivable from related parties	95,281,000	92,662,000
Inventories	1,695,658,000	1,466,803,000
Other current assets	894,229,000	804,083,000
Total current assets	7,500,847,000	7,846,886,000
Property, plant and equipment	3,949,557,000	3,836,010,000
Right of Use Assets	4,310,976,000	0
Intangible assets	1,430,970,000	681,331,000
Goodwill	13,561,939,000	12,209,606,000
Deferred taxes assets	308,530,000	345,686,000
Investment in equity method investees	630,439,000	649,780,000
Other non-current assets	659,946,000	672,969,000
Total non-current assets	24,852,357,000	18,395,382,000
Total assets	32,353,204,000	26,242,268,000
Liabilities
Accounts payable	707,774,000	641,271,000
Accounts payable to related parties	210,384,000	153,781,000
Current provisions and other current liabilities	2,809,937,000	2,904,288,000
Short-term debt	1,319,997,000	1,205,294,000
Short-term debt from related parties	107,400,000	188,900,000
Current portion of long-term debt	1,511,815,000	1,106,519,000
current portion of of long-term lease liabilities	615,011,000	0
Current Portion of Long Term Lease Liability From Related Party	16,489,000	0
Income tax payable	64,627,000	68,229,000
Total current liabilities	7,363,434,000	6,268,282,000
Long-term debt, less current portion	5,681,163,000	5,045,515,000
Long-term lease liabilities, less current portion	3,863,651,000	0
Long Term Debt From Related Party	0	0
Long Term Lease Liabilities From Related Parties Less Current Portion	116,913,000	0
Non-current provisions and other noncurrent liabilities	718,895,000	750,738,000
Pension liabilities	563,538,000	551,930,000
Income tax payable	96,247,000	97,324,000
Deferred taxes liabilities	722,859,000	626,521,000
Total non-current liabilities	11,763,266,000	7,072,028,000
Total liabilities	19,126,700,000	13,340,310,000
Shareholders' equity
Ordinary shares, no par value, 1.00 nominal value, 385,913,972 shares authorized, 308,111,000 issued and 306,451,049 outstanding as of December 31, 2017 and 385,913,972 shares authorized, 307,221,791 issued and 306,221,840 outstanding as of December 31, 2016 respectively	307,907,000	307,879,000
Treasury stock, at cost	164,809,000	50,993,000
Additional paid-in capital	3,871,908,000	3,873,345,000
Retained earnings	8,991,461,000	8,831,930,000
Accumulated other comprehensive income (loss)	(955,874,000)	(1,203,750,000)
Total FMC-AG & Co. KGaA shareholders' equity	12,050,593,000	11,758,411,000
Noncontrolling interests	1,175,911,000	1,143,547,000
Total equity	13,226,504,000	12,901,958,000
Total liabilities and equity	€ 32,353,204,000	€ 26,242,268,000